EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

Supplement to Prospectus dated July 1, 2022

1.    The following replaces “Portfolio Managers” in “Management” under “Eaton Vance Focused Value Opportunities Fund”:

Aaron S. Dunn, CFA, Vice President of Eaton Vance, has managed the Fund since December 2017.

Bradley T. Galko, CFA, Vice President of Eaton Vance, has managed the Fund since February 2020.

2.    The following replaces the fourth paragraph under “Focused Value Opportunities Fund.” in “Management and Organization”:

Aaron S. Dunn, CFA and Bradley T. Galko, CFA manage the Fund. Mr. Dunn has served as portfolio manager of the Fund since December 2017 and manages other Eaton Vance portfolios. He is a Vice President of Eaton Vance and has been employed by Eaton Vance for more than five years. Mr. Galko has served as portfolio manager of the Fund since February 2020 and manages other Eaton Vance portfolios. He is a Vice President of Eaton Vance and has been employed by Eaton Vance for more than five years.

September 30, 2022	41265 9.30.22

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

Supplement to Statement of Additional Information dated July 1, 2022

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Aaron S. Dunn(1)
Registered Investment Companies(3)	6	$6,765.8	0	$0
Other Pooled Investment Vehicles	2	$97.5	0	$0
Other Accounts	23	$2,137.3	0	$0
Bradley T. Galko(1)
Registered Investment Companies(3)	6	$6,765.8	0	$0
Other Pooled Investment Vehicles	2	$97.5	0	$0
Other Accounts	23	$2,137.3	0	$0
Douglas R. Rogers(1)(2)
Registered Investment Companies(3)	6	$2,671.6	0	$0
Other Pooled Investment Vehicles	1	$17.9	0	$0
Other Accounts	6	$63.0	0	$0
(1)	This portfolio manager provides advisory services for certain of the “Other Accounts” on a nondiscretionary or model basis. For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program. The assets managed may include assets advised on a nondiscretionary or model basis.
(2)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).
(3)	Includes the Fund.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended February 28, 2022 and in the Eaton Vance family of funds as of December 31, 2021.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Focused Growth Opportunities Fund
Douglas R. Rogers	None	Over $1,000,000
Focused Value Opportunities Fund
Aaron S. Dunn	$500,001 - $1,000,000	$500,001 - $1,000,000
Bradley T. Galko	$100,001 - $500,000	$500,001 - $1,000,000

September 30, 2022